ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

April 22, 2025	Elizabeth M. Levin T +1 212 596 9273 Elizabeth.Levin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Carlyle AlpInvest Private Markets Fund (Registration Nos. 333-282492 and 811-23805) Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR, a Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Carlyle AlpInvest Private Markets Fund, a Delaware statutory trust (the “Fund”).

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9273.

Very truly yours,

/s/ Elizabeth M. Levin
Elizabeth M. Levin

cc:	Cameron Fairall, AlpInvest Partners B.V.

Chelsea M. Childs, Ropes & Gray LLP